CONSOLIDATED STATEMENTS OF CASH FLOWS ₪ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2017 USD ($)	Dec. 31, 2017 ILS (₪)		Dec. 31, 2016 ILS (₪)		Dec. 31, 2015 ILS (₪)
CASH FLOWS FROM OPERATING ACTIVITIES:
Cash generated from operations (Appendix)			₪ 1,002	[1]	₪ 975		₪ 955
Income tax paid			(29)	[1]	(30)		(33)
Net cash provided by operating activities			973	[1]	945		922
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of property and equipment			(223)	[1]	(127)		(216)
Acquisition of intangible and other assets			(153)	[1]	(69)		(143)
Proceeds from (investment in) short-term deposits, net			302	[1]	(452)
Interest received			2	[1]	2		3
Proceeds from sale of property and equipment				[1],[2]	7		1
Investment in PHI				[1]			(1)
Net cash used in investing activities			(72)	[1]	(639)		(356)
CASH FLOWS FROM FINANCING ACTIVITIES:
Share issuance			190	[1]
Proceeds from issuance of notes payable, net of issuance costs			650	[1]
Interest paid			(165)	[1]	(108)		(137)
Non-current borrowings received			350	[1]	250		675
Repayment of non-current borrowings			(1,332)	[1]	(15)		(533)
Repayment of notes payable			(443)	[1]	(643)		(308)
Net cash used in financing activities			(750)	[1]	(516)		(303)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS			151	[1]	(210)		263
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR			716	[1]	926		663
CASH AND CASH EQUIVALENTS AT END OF YEAR			867	[1]	716	[1]	926
Cash generated from operations:
Profit (loss) for the year			114	[1]	52		(40)
Adjustments for:
Depreciation and amortization (including impairment)			540	[1]	565		641
Amortization (including impairment) of deferred expenses - Right of use			40	[1]	30		112
Employee share based compensation expenses			20	[1]	45		17
Liability for employee rights upon retirement, net			(1)	[1]	(3)		(12)
Finance costs, net			(2)	[1]	1		(8)
Change in fair value of derivative financial instruments				[1]		[2]	(2)
Interest paid			165	[1]	108		137
Interest received			(2)	[1]	(2)		(3)
Deferred income taxes			(13)	[1]	10		(40)
Income tax paid			29	[1]	30		33
Decrease (increase) in accounts receivable:
Trade			283	[1]	226		(183)
Other			6	[1]	(9)		(13)
Increase (decrease) in accounts payable and accruals:
Trade			69	[1]	(38)		(5)
Other payables			(3)	[1]		[2]	(12)
Provisions			(2)	[1]		[2]	19
Deferred income with respect to settlement agreement with Orange			(108)	[1]	(217)		325
Deferred revenues from HOT mobile			(31)	[1]	227
Other deferred revenues			3	[1]	10		(6)
Increase in deferred expenses - Right of use			(113)	[1]	(80)		(34)
Current income tax			5	[1]	(4)		11
Decrease in inventories			3	[1]	24		18
Cash generated from operations:			1,002	[1]	975		955
Supplementary information
Acquisition of intangible assets and property and equipment			165	[1]	134		126
Cost obtaining contracts with customers			8	[1]
Convenience translation into U.S. dollars [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Cash generated from operations (Appendix) | $	[1]	$ 288
Income tax paid | $	[1]	(8)
Net cash provided by operating activities | $	[1]	280
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of property and equipment | $	[1]	(64)
Acquisition of intangible and other assets | $	[1]	(44)
Proceeds from (investment in) short-term deposits, net | $	[1]	87
Interest received | $	[1]	1
Proceeds from sale of property and equipment | $	[1],[2]
Investment in PHI	[1]
Net cash used in investing activities | $	[1]	(20)
CASH FLOWS FROM FINANCING ACTIVITIES:
Share issuance | $	[1]	55
Proceeds from issuance of notes payable, net of issuance costs | $	[1]	187
Interest paid | $	[1]	(48)
Non-current borrowings received | $	[1]	101
Repayment of non-current borrowings | $	[1]	(384)
Repayment of notes payable | $	[1]	(128)
Net cash used in financing activities | $	[1]	(217)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS | $	[1]	43
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR | $	[1]	207
CASH AND CASH EQUIVALENTS AT END OF YEAR | $	[1]	250
Cash generated from operations:
Profit (loss) for the year | $	[1]	33
Adjustments for:
Depreciation and amortization (including impairment) | $	[1]	156
Amortization (including impairment) of deferred expenses - Right of use | $	[1]	12
Employee share based compensation expenses | $	[1]	6
Liability for employee rights upon retirement, net | $	[1]
Finance costs, net | $	[1]	(1)
Change in fair value of derivative financial instruments | $	[1],[2]
Interest paid | $	[1]	47
Interest received | $	[1]	(1)
Deferred income taxes | $	[1]	(4)
Income tax paid | $	[1]	8
Decrease (increase) in accounts receivable:
Trade | $	[1]	82
Other | $	[1]	2
Increase (decrease) in accounts payable and accruals:
Trade | $	[1]	20
Other payables | $	[1]	(1)
Provisions | $	[1]	(1)
Deferred income with respect to settlement agreement with Orange | $	[1]	(31)
Deferred revenues from HOT mobile | $	[1]	(9)
Other deferred revenues | $	[1]	1
Increase in deferred expenses - Right of use | $	[1]	(33)
Current income tax | $	[1]	1
Decrease in inventories | $	[1]	1
Cash generated from operations: | $	[1]	288
Supplementary information
Acquisition of intangible assets and property and equipment | $	[1]	$ 48
Cost obtaining contracts with customers

[1]	See Note 2(n) regarding the early adoption of IFRS 15, Revenue from Contracts with Customers.
[2]	Representing an amount of less than 1 million